Income Taxes - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation at federal statutory income tax rate		21.00%	21.00%	21.00%		21.00%	0.00%
Provision for income taxes					$ 2,633,000			$ (3,000)	$ (9,000)	$ (12,000)
Deferred tax Assets, Valuation allowance
Unrecognized tax benefits	0				0
Tax Period Indefinitely Carryforward [Member] | Domestic Tax Authority [Member]
Operating loss carryforwards	3,293,000				3,293,000
Tax Period Two Thousand And Thirty One [Member] | State and Local Jurisdiction [Member]
Operating loss carryforwards	4,290,000				4,290,000
GigCapital4, Inc
Provision for income taxes	0	$ 2,699				$ 6,016
Deferred tax Assets, Valuation allowance	9,541				9,541
Unrecognized tax benefits	0				0
Unrecognized Income Tax Penalties Accrued	$ 0				$ 0